Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (392,567)	$ (212,393)	$ (60,361)
Adjustments to reconcile net loss to net cash flows
Depreciation of property, plant and equipment and right-of-use assets and amortization of intangible assets	48,315	27,222	13,118
Impairment of property, plant and equipment and right-of-use assets	285	4,970
Impairment related to assets held for sale	38,293
Impairment loss/(gain) on trade receivables	3,088	(253)	448
Write-down of inventories	28,839	5,081	2,000
Share-based payments expense	35,466	23,632	1,014
Movements in provisions	3,800
Finance income	(15,256)	(14,435)	(515)
Finance expenses	16,665	15,740	11,372
Income tax (benefit)/expense	(4,827)	(2,655)	2,411
(Gain)/loss on disposal of property, plant and equipment and intangible assets	(932)	422	1,176
Other	(226)	(138)	52
Interest received	2,145	1,740	60
Interest paid	(12,875)	(9,237)	(6,488)
Income tax paid	(2,960)	(2,734)	(1,226)
Changes in working capital:
Increase in inventories	(55,018)	(63,688)	(10,304)
Decrease/(Increase) in trade receivables, other current receivables, prepaid expenses	6,991	(79,278)	(38,679)
Increase in trade payables, other current liabilities, accrued expenses	31,828	92,172	43,614
Net cash flows used in operating activities	(268,946)	(213,832)	(44,308)
Investing activities
Purchase of intangible assets	(4,510)	(7,838)	(7,454)
Purchase of property, plant and equipment	(201,655)	(273,760)	(134,283)
Investments in financial assets		(1,162)
Proceeds from financial instruments		5,720	364
Purchase of short-term investments		(385,165)
Proceeds from short-term investments	240,959	117,877
Net cash flows from/(used in) investing activities	34,794	(544,328)	(141,373)
Financing activities
Proceeds from issue of shares, net of transaction costs		1,037,325	191,632
Proceeds from shareholder loans			87,828
Repayment of shareholder loans		(10,941)
Proceeds from liabilities to credit institutions	47,850	118,005	129,593
Repayment of liabilities to credit institutions	(1,032)	(212,913)	(119,116)
Repayment of lease liabilities	(10,899)	(9,282)	(6,044)
Proceeds from exercise of warrants		38,503
Redemption of warrants			(9,986)
Payment of loan transaction costs		(4,900)
Cash flows from financing activities	35,919	955,797	273,907
Net (decrease)/increase in cash and cash equivalents	(198,233)	197,637	88,226
Cash and cash equivalents at January 1	295,572	105,364	10,571
Exchange rate differences in cash and cash equivalents	(14,695)	(7,429)	6,567
Cash and cash equivalents at December 31	$ 82,644	$ 295,572	$ 105,364